Marketable Securities (Tables)	9 Months Ended
Sep. 30, 2020
Categories of current financial assets [abstract]
Summary of Marketable Securities
The composition of the portfolio and its fair values are specified in following table:

	Carrying amount	Fair value
	(EUR’000)
September 30, 2020
Marketable securities
U.S. Treasury bills	118,294	118,304
Commercial papers	24,240	24,239
Corporate bonds	44,285	44,424
Agency bonds	7,252	7,259

Total marketable securities	194,071	194,226

Classified based on maturity profiles
Non-current assets	27,728	27,811
Current assets	166,343	166,415

Total marketable securities	194,071	194,226